Acquisition - Purchase Price Allocation (Details) (USD $)	9 Months Ended	0 Months Ended
	Sep. 30, 2014	Mar. 04, 2014
Purchase Price:
Cash paid	$ 1,750,000
Aggregate purchase price	2,125,000
Fair Value of Assets Acquired and Liabilities Assumed
Goodwill	204,000
DeviceFidelity
Purchase Price:
Cash paid		1,125,000
Maximum amount of contingent consideration to be paid		1,000,000
Fair Value of Assets Acquired and Liabilities Assumed
Property and equipment, net		4,000
Total assets acquired in excess of liabilities assumed		1,921,000
Goodwill		204,000
Total purchase price		2,125,000
DeviceFidelity | Maximum
Purchase Price:
Aggregate purchase price		2,125,000
DeviceFidelity | Customer Contracts
Fair Value of Assets Acquired and Liabilities Assumed
Identifiable intangible assets acquired:		1,000,000
DeviceFidelity | Proprietary Software
Fair Value of Assets Acquired and Liabilities Assumed
Identifiable intangible assets acquired:		$ 917,000